UNREALIZED LOSSES ON SECURITIES (Tables)	12 Months Ended
Jun. 30, 2020
Debt and Equity Securities, Gain (Loss) [Abstract]
Schedule of Gross Unrealized Losses and Fair Value

The following tables show the Company’s gross unrealized losses and fair value, aggregated by category and length of time that the individual securities have been in a continuous unrealized loss position, at June 30, 2020 and 2019.

	June 30, 2020
	Less Than Twelve Months		Twelve Months or Greater		Total

		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
	(Dollars in Thousands)
Corporate debt securities	$50,115	$(509)	$8,550	$(265)	$58,665	$(774)
Foreign debt securities[3]	13,970	(63)	—	—	13,970	(63)
Collateralized mortgage obligations	13,782	(348)	26,919	(598)	40,701	(946)

Total	$77,867	$(920)	$35,469	$(863)	$113,336	$(1,783)

[3]	U.S. dollar-denominated investment-grade corporate bonds of large foreign corporate issuers.

	June 30, 2019
	Less Than Twelve Months		Twelve Months or Greater		Total

		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
	(Dollars in Thousands)
Corporate debt securities	$11,728	$(86)	$17,077	$(121)	$28,805	$(207)
Foreign debt securities[4]	2,004	(2)	5,699	(73)	7,703	(75)
Obligations of states and political subdivisions	—	—	1,329	(1)	1,329	(1)
Collateralized mortgage obligations:
Agency	24,368	(182)	18,614	(400)	42,982	(582)

Total	$38,100	$(270)	$42,719	$(595)	$80,819	$(865)

[4]	U.S. dollar-denominated investment-grade corporate bonds of large foreign corporate issuers.

Schedule of Changes in the Credit Loss

Changes in the credit loss component of credit impaired mortgage-backed securities were as follows for the twelve month periods ended June 30, 2020 and 2019:

	Twelve Months Ended
	June 30,
	2020	2019
	(Dollars in Thousands)
Beginning balance	$248	$239
Initial credit impairment	—	—
Subsequent credit impairment	88	28
Reductions for amounts recognized in earnings due to intent or requirement to sell	—	—
Reductions for securities sold	—	—
Reduction for actual realized losses	(25)	(19)
Reduction for increase in cash flows expected to be collected	—	—

Ending balance	$311	$248